Expense Example, No Redemption - PGIM US Real Estate Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	670	1,053	1,459	2,591	203	874	1,570	3,115	102	408	736	1,666	102	427	775	1,758